Long term investments	12 Months Ended
Dec. 31, 2025
Long-term investments
Long-term investments

10. Long-term investments

Long-term debt investments

Long-term debt investments primarily include held-to-maturity debt securities measured at amortized cost basis and certain debt investments under FVO election.

Held-to-maturity debt securities represent the note securities that the Group has positive intent and ability to hold to maturity with maturities of more than one year. As of December 31, 2025, the carrying amounts for the investments, net of nil allowance for credit losses are RMB87,340. The gross unrecognized holding gains on the investments were nil as of December 31, 2025. Interest income recorded on these held-to-maturity debt securities in the consolidated statements of comprehensive income were nil, nil and RMB3,449 for the years ended December 31, 2023, 2024 and 2025, respectively.

The following table summarizes the net carrying amount of held-to-maturity debt securities with stated contractual dates, classified by the contractual maturity dates of the investments:

	As of December 31,
	2024	2025
	RMB	RMB
Due in 2 years through 5 years	—	87,340

As of December 31, 2025, the carrying amount of the investments under FVO election is RMB144,873. The fair value gain of RMB5,054 was recorded and presented in “unrealized investment (loss) income” in the consolidated statements of comprehensive income for the year ended December 31, 2025.

Long-term equity investments

Long-term equity investments consist of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Equity method investees	136,080	129,705
Equity securities measured at fair value	49,605	27,349
Equity securities without readily determinable fair values	156,002	99,352
	341,687	256,406

(a)Investments in equity method investees

	As of December 31,
	2024	2025
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	55,553	51,767
Hunter Gcsea Limited (2)	76,945	76,968
Others (3)	3,582	970
Total	136,080	129,705
(1)	In January 2018, the Group invested RMB13,328 to establish an e-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB9,483, RMB619 and RMB1,113 was recognized for the years ended December 31, 2023, 2024 and 2025, respectively.
(2)	In October 2023, the Group entered into an agreement with ABG HUNTER LLC (“ABG”) to form a joint venture company which is Hunter Gcsea Limited to expand ABG’s portfolio of brands’ business. Baozun holds 51% equity interest and ABG holds 49% equity interest. As the Group only has significant influence over Hunter Gcsea Limited, all major operational decisions required written consent from the other shareholder, it is accounted for under the equity method of accounting. Share of income in equity method investment of nil, RMB9,855 and RMB9,819 was recognized for years ended December 31, 2023, 2024 and 2025, respectively.
(3)	The Group identified impairment indicators over certain equity accounted investees and accordingly, recognized other-than-temporary impairment losses of nil, RMB26,115 and nil for the years ended December 31, 2023, 2024 and 2025, respectively, which was included in share of loss of equity method investees in the consolidated statement of operation.

(b)Investments in equity securities measured at fair value

In January 2021, Baozun entered into a share purchase agreement with Amber International, an independent online marketing and enterprise data solutions provider in China and purchased 649,349 newly issued Class B ordinary shares (“Issued Class B Shares”) of Amber International at an aggregate subscription price of approximately US$17.2 million. Holders of Class B ordinary shares of Amber International are entitled to 20 votes per share. Pursuant to the share purchase agreement with an existing shareholder of Amber International, Baozun purchased 2,471,468 American Depositary Shares (“ADSs”) at an aggregate purchase price of approximately US$32.8 million. Two ADSs represent one Class A ordinary share of Amber International. Holders of Class A ordinary shares of Amber International are entitled to one vote per share. After the closing of the above transactions, Baozun acquired and beneficially owns approximately 4% of Amber International’s total outstanding shares, representing approximately 10% total voting equity of Amber International. Since the Company cannot exert significant influence on the investee, the investment is recorded as equity securities measured at fair value. An unrealized investment gain of RMB65, gain of RMB15,030 and loss of RMB20,595 was recognized for the years ended December 31, 2023, 2024 and 2025, respectively.

In June 2021, the Group acquired 4,908,939 Class B preferred shares of Fosun Fashion Group (Cayman) Limited (“Fosun”), a private company, which represents 1.57% voting interests, at an aggregate subscription price of RMB76,716. The investment was not in-substance common stock, and the investment was recorded as equity securities without determinable fair value as of December 31, 2021. Fosun was renamed as Lanvin Group(“Lanvin”) in October 2021. In December 2022, the Group further acquired 300,000 ordinary shares of Lanvin with a consideration of RMB21,170. On December 15, 2022, Lanvin got listed on New York stock Exchange by SPAC and the 4,908,939 Class B preferred shares were converted into 1,321,790 ordinary shares. The investment was measured at fair value and an unrealized investment loss of RMB68,096, loss of RMB10,179 and loss of RMB1,030 was recognized for the years ended December 31, 2023, 2024 and 2025, respectively.

(c)Investments in equity securities without readily determinable fair values

Investments in equity securities without readily determinable fair value were RMB156,002 and RMB99,352 as of December 31, 2024 and 2025, respectively. The carrying amount of the investments as of December 31, 2025 is composed by investments in three private companies. These investments do not have a readily determinable fair value and are accounted for as equity securities without readily determinable fair value.

The Group is required to perform an impairment assessment of its investment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group recognized impairment losses of RMB nil, RMB14,403, and RMB61,791 for the years ended December 31, 2023, 2024 and 2025, respectively.